Securities (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
F V T O C I [Member]
IfrsStatementLineItems [Line Items]
Corporate bonds and debentures	$ 25,445	$ 541
E C L [Member]
IfrsStatementLineItems [Line Items]
Corporate bonds and debentures	$ 855